Segment Information - Summarized financial information for the Company's segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Consolidated revenue	$ 55,161	$ 48,580	$ 203,003	$ 187,515
Total segment depreciation expense	314	165	826	691
Total segment amortization	673	612	2,516	2,487
Selling, general and administrative expense	29,806	11,178	83,365	41,898
Non-segment depreciation and amortization	987	777	3,341	3,178
Loss from operations	(18,471)	(1,753)	(45,858)	(8,197)
Operating segments
Segment Reporting Information
Consolidated revenue	55,161	48,580	203,003	187,515
Total segment direct costs	42,839	38,378	162,155	150,636
Total segment depreciation expense	297	156	783	947
Total segment amortization			2,516	2,076
Total segment operating income	11,351	9,433	37,549	33,856
Selling, general and administrative expense			83,365	41,898
Non-segment depreciation and amortization			42	155
Loss from operations	(18,471)	(1,753)	(45,858)	(8,197)
Patient services | Operating segments
Segment Reporting Information
Consolidated revenue	35,057	29,622	124,074	116,817
Total segment direct costs	27,378	23,086	99,401	95,747
Total segment depreciation expense	250	127	659	940
Total segment amortization	621	560	2,305	1,863
Total segment operating income	6,808	5,849	21,709	18,267
Dispensary | Operating segments
Segment Reporting Information
Consolidated revenue	18,679	17,618	72,550	63,890
Total segment direct costs	15,324	15,123	62,102	53,907
Total segment depreciation expense			1
Total segment amortization	674	613
Total segment operating income	3,355	2,495	10,447	9,983
Selling, general and administrative expense	29,806	11,178
Clinical trials & other | Operating segments
Segment Reporting Information
Consolidated revenue	1,425	1,340	6,379	6,808
Total segment direct costs	137	169	652	982
Total segment depreciation expense	47	29	123	7
Total segment amortization	53	53	211	213
Total segment operating income	1,188	1,089	$ 5,393	$ 5,606
Non-segment depreciation and amortization	$ 16	$ 8